Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Earnings Per Share Basic and Diluted
Computation of basic and diluted earnings per share for the years ended December 31, was as follows (in thousands, except per share amounts):

	2022	2021	2020
Net Loss	$(78,938)	$(68,292)	$(77,572)
Basic weighted-average shares outstanding	172,003	161,000	161,000
Effect of dilutive securities – Warrants	—	—	—
Effect of dilutive securities – employee stock compensation plan	—	—	—

Diluted weighted-average shares outstanding	172,003	161,000	161,000

Earnings per share:
Basic	$(0.46)	$(0.42)	$(0.48)
Diluted	$(0.46)	$(0.42)	$(0.48)